Loans and borrowings - Details of Individual Loans (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 22.5	€ 27.7
Total non-current loans and borrowings	1,736.3	1,847.6
Borrowings	1,758.8	1,875.3
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	7.8	10.8
Total non-current loans and borrowings	1,287.5	1,364.4
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	400.0	400.0
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	6.9	8.9
Less than one year | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	16.7	18.9
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(2.0)	(2.0)
Later than one year [member] | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	53.7	90.1
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	€ (4.9)	€ (6.9)